Prepayments and other assets - Security deposits (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Security deposits with real estate developers	¥ 145,978	¥ 171,885
Less: Allowance for doubtful accounts	(71,273)	(60,975)	¥ (60,975)
Security deposits with real estate developers, net	74,705	110,910
Sales Commitment Arrangements
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Security deposits with real estate developers	40,085	42,585
Without Sales Commitment Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Security deposits with real estate developers	¥ 105,893	¥ 129,300